Business Combinations - Fair value and estimated useful lives of intangible assets acquired (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Dec. 31, 2012 Tradename	Dec. 31, 2011 Tradename	Dec. 31, 2012 Covenant not to compete	Jul. 31, 2012 Illume Mobile Fair Value	Jul. 31, 2012 Illume Mobile Software	Jul. 31, 2012 Illume Mobile Software Fair Value	Jul. 31, 2012 Illume Mobile Customer relationships	Jul. 31, 2012 Illume Mobile Customer relationships Fair Value	Jul. 31, 2012 Illume Mobile Tradename	Jul. 31, 2012 Illume Mobile Tradename Fair Value	Jul. 31, 2012 Illume Mobile Covenant not to compete	Jul. 31, 2012 Illume Mobile Covenant not to compete Fair Value
Business Acquisition [Line Items]
Intangible assets								$ 630		$ 310		$ 100		$ 130		$ 90
Estimated Useful Life (in years)	5 years 1 month 6 days	6 years 6 months	7 years 7 months 6 days	8 years	5 years 3 months 18 days	4 years	1 year 6 months		3 years 6 months		3 years		3 years		2 years